Notes Payable- Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Note Payable/ Notes Payable- Related Party [Abstract]
NOTES PAYABLE- RELATED PARTY

NOTE 5 - NOTES PAYABLE- RELATED PARTY

On July 21, 2014, Michael J. Rapport the Chief Executive Officer, sole director and controlling shareholder of the Company, advanced the Company a $100,000 long term unsecured loan with a 1.5% interest rate per annum, due no later than July 21, 2017. The loan is convertible into common shares of the Company at any time after the second year’s anniversary at a price based upon either: a) The price of its most recent private placement offering, closest to the time of conversion, b) If publicly-traded, then the bid price of its common stock on the closing day of the conversion. For the quarter ended March 31, 2016, the Company accrued $370 of interest on this note. For the year ended December 31, 2015, the Company accrued $670 on this same note, which brings the total interest accrued on the note to $1,040 as of March 31, 2016

Michael J. Rapport also advanced the Company $10,000 on April 21, 2014; $8,000 on June 13, 2014; $20,000 on June 2, 2015; $30,000 on July 2, 2015; and $40,000 on August 25, 2015. All of these payments are secured by 8% interest bearing notes that are due on April 21, 2015, June 13, 2015, June 2, 2016, July 2, 2016, and August 25, 2016, respectively. For the period ended March 31, 2016 the Company accrued $2,528 of interest. For the period ended December 31, 2015, the Company accrued a total of $6,175 interest for the notes due Mr. Rapport. This brings the total accrued interest due Mr. Rapport to $10,282.

The notes that matured and became past due on April 21, 2015, and June 13, 2015, are scheduled to be paid by the end of June 2016, with proceeds from expected earnings. Mr. Rapport agreed to the extension of the maturity dates of the April 21 and June 13 notes.

Accrued Interest

For the quarter ended March 31, 2016, the Company accrued interest of $2,528 on the six notes due to Mr. Rapport. For the year ended December 31, 2015, the Company accrued interest of $6,175 pertaining to the same notes due to Mr. Rapport. The total interest accrued for the three notes is $10,282 as of the quarter ended March 31, 2016.

NOTE 6 - NOTES PAYABLE- RELATED PARTY

On July 21, 2014, Michael J. Rapport, the Chief Executive Officer, sole director, and controlling shareholder of the Company, advanced the Company a $100,000 long term unsecured loan with a 1.5% interest rate per annum, due no later than July 21, 2017. The loan is convertible into common shares of the Company at any time after the second year’s anniversary at a price based upon either: a) The price of its most recent private placement offering, closest to the time of conversion; or b) if the Company’s common stock is then publicly-traded, the bid price of its common stock on the closing day of the conversion. For the period ended December 31, 2015, the Company accrued $1,500 of interest on this note. For the year ended December 31, 2014, the Company accrued $670 on this same note, which brings the total interest accrued on the note to $2,170 as of December 31, 2015. The accrued amount is included in accounts payable and accrued liabilities on the balance sheet. All interest is due no later than July 21, 2017.

Michael J. Rapport also advanced the Company $10,000 on April 21, 2014; $8,000 on June 13, 2014; $20,000 on June 2, 2015; $30,000 on July 2, 2015; and $40,000 on August 25, 2015. All of these payments are secured by 8% interest bearing notes that are due on April 21, 2015, June 13, 2015, June 2, 2016, July 2, 2016, and August 25, 2016, respectively. For the period ended December 31, 2015, the Company accrued a total of $4,675 interest for the notes. For December 31, 2014, the Company accrued $909 of interest on the notes. The total interest accrued on the notes as of December 31, 2015, is $5,584.

The notes that matured and became past due on April 21, 2015, and June 13, 2015, are scheduled to be paid by the end of June 2016, with proceeds from expected earnings. Mr. Rapport agreed to the extension of the maturity dates of the April 21 and June 13 notes.

Accrued Interest

For the year ended December 31, 2015, the Company accrued interest of $6,175 on the six notes due to Mr. Rapport. For the year ended December 31, 2014, the Company accrued interest of $1,579 pertaining to the same notes due to Mr. Rapport. The total interest accrued for the six notes $7,754 as of the period ending December 31, 2015.